UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22882

BMO LGM Frontier Markets Equity Fund

(Exact name of registrant as specified in chart)

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Address of principal executive offices)(Zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

Item 1. Schedule of Investments.

BMO LGM Frontier Markets Equity Fund

Schedule of Investments

May 31, 2018 (Unaudited)

BMO Lloyd George Frontier Markets Equity Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2018

(Unaudited)

Description	Shares or Participation Units	Value
Common Stocks - 95.4%

Argentina - 4.3%
BBVA Banco Frances SA, ADR (1)	380,694	$5,462,959
Bangladesh - 1.9%
British American Tobacco Bangladesh Co., Ltd.	58,480	2,371,751
Botswana - 1.9%
Letshego Holdings, Ltd.	12,839,972	2,374,207
Colombia - 1.1%
Bolsa de Valores de Colombia	351,500	1,337,727
Costa Rica - 3.4%
Florida Ice & Farm Co. SA	2,813,131	4,397,575
Croatia - 0.0%
Ledo DD (2)	632	0
Egypt - 12.8%
Commercial International Bank Egypt SAE, GDR	1,046,340	4,901,013
Eastern Tobacco	1,169,244	11,438,387

		16,339,400
Georgia - 4.0%
Bank of Georgia Group PLC	122,237	3,043,222
Georgia Capital PLC (2)	122,237	1,633,408
Georgia Healthcare Group PLC (2)	124,700	464,114

		5,140,744
Ghana - 1.2%
FAN Milk, Ltd. (2)	355,900	1,241,783
Unilever Ghana, Ltd.	90,900	339,707

		1,581,490
Kenya - 4.3%
Barclays Bank of Kenya, Ltd.	12,080,000	1,423,107
British American Tobacco Kenya, Ltd.	189,793	1,323,440
East African Breweries, Ltd.	1,151,400	2,669,326
Uchumi Supermarkets PLC (2)	595,500	9,392

		5,425,265
Mauritius - 2.6%
MCB Group, Ltd.	425,810	3,359,886
Nigeria - 4.6%
Guaranty Trust Bank PLC	38,810,179	4,357,643
Guaranty Trust Bank PLC, GDR	245,000	1,494,500

		5,852,143
Pakistan - 6.1%
Abbott Laboratories Pakistan, Ltd.	357,762	2,165,174
Lucky Cement, Ltd.	237,550	1,123,137
United Bank, Ltd.	3,058,900	4,472,473

		7,760,784

Peru - 8.1%
Alicorp SA	2,503,354	8,876,328
BBVA Banco Continental SA	1,037,666	1,414,639

		10,290,967
Philippines - 1.1%
Universal Robina Corp.	566,110	1,378,532
Puerto Rico - 3.9%
EVERTEC, Inc.	230,600	5,027,080
Senegal - 5.0%
Sonatel SA	161,719	6,427,227
South Africa - 4.4%
Famous Brands, Ltd. (1) (2)	653,930	5,655,150
Sri Lanka - 2.2%
Ceylon Tobacco Co. PLC	244,387	1,668,541
Commercial Bank of Ceylon PLC	1,322,795	1,095,636

		2,764,177
Tanzania (United Republic Of) - 4.9%
Tanzania Breweries, Ltd.	869,747	6,249,223
Tunisia - 0.8%
Delice Holding	148,095	1,014,737
Turkey - 2.8%
Coca-Cola Icecek AS	450,784	3,548,169
United Arab Emirates - 2.6%
Aramex PJSC	3,218,511	3,300,532
United States - 3.1%
PriceSmart, Inc. (1)	46,216	3,912,184
Vietnam - 5.2%
Phu Nhuan Jewelry JSC	235,040	1,714,828
Vietnam Dairy Products JSC	688,758	4,953,516

		6,668,344
Zimbabwe - 3.1%
Delta Corp., Ltd.	1,934,448	4,002,408

Total Common Stocks (identified cost $105,998,242)		121,642,661

Participation Notes - 0.9%

United Kingdom - 0.9%
Saudia Dairy & Foodstuff Co., Issued by HSBC Bank PLC, Maturity Date 5/10/2021 (3)	51,069	1,229,643

Total Participation Notes (identified cost $1,333,012)		1,229,643

Short-Term Investments - 8.0%

Collateral Investment for Securities on Loan - 5.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.720% (4)	6,426,416	6,426,416

Mutual Funds - 3.0%
BMO Institutional Prime Money Market Fund - Premier Class, 1.819% (5)	3,775,255	3,775,633

Total Short-Term Investments (identified cost $10,201,266)		10,202,049

Total Investments - 104.3% (identified cost $117,532,520)		133,074,353
Other Assets and Liabilities - (4.3)%		(5,547,121)

Total Net Assets - 100.0%		$127,527,232

BMO Lloyd George Frontier Markets Equity Fund

Industry Allocation

As of May 31, 2018

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$16,802,119	13.3%
Banks	27,665,192	21.7
Beverages	17,879,030	14.0
Building Materials	1,123,137	0.9
Commercial Services	5,491,194	4.2
Diversified Financial Services	7,071,820	5.6
Food	16,459,551	13.0
Holding Companies-Diversified	4,002,408	3.1
Household Products/Wares	339,707	0.2
Investment Companies	1,633,408	1.3
Pharmaceuticals	2,165,174	1.7
Retail	11,282,162	8.8
Telecommunications	6,427,227	5.0
Transportation	3,300,532	2.6

Total Common Stocks	121,642,661	95.4
Participation Notes	1,229,643	0.9
Collateral Investment for Securities on Loan	6,426,416	5.0
Mutual Funds	3,775,633	3.0

Total Investments	133,074,353	104.3
Other Assets and Liabilities	(5,547,121)	(4.3)

Net Assets	$127,527,232	100.0%

Notes to Schedule of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for the Fund as of May 31, 2018.

(1)	Certain shares are temporarily on loan to unaffiliated brokers-dealers.

(2)	Non-income producing.

(3)	Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market.

(4)	Please refer to Note 2, Securities Lending, in the Additional Information Associated with the Schedule of Investments.

(5)	Denotes an investment in an affiliated entity. Please refer to Note 4, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedule of Investments.

The following acronyms may be referenced throughout this report:

ADR	-	American Depositary Receipt
GDR	-	Global Depository Receipt
PLC	-	Public Limited Company
FDIC	-	Federal Depository Insurance Corporation
LLC	-	Limited Limited Company

Additional Information Associated with the Schedule of Investments (Unaudited)

1. Organization

BMO LGM Frontier Markets Equity Fund (the “Fund”) was established as a Delaware statutory trust on July 3, 2013. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company that operates as an “Interval Fund” under the Investment Company Act of 1940, as amended (the “1940 Act”). An Interval Fund continuously offers its shares to the public, but only offers to repurchase its shares at predetermined intervals. The Fund has set quarterly repurchase intervals. The Fund’s inception date is December 18, 2013.

The Fund’s investment objective is to provide capital appreciation. The Fund invests at least 80% of its assets in equity securities of foreign companies located in frontier markets or whose primary business activities or principal trading markets are in frontier markets. Frontier markets are considered to be those markets in any country that is included in the Morgan Stanley Capital International (“MSCI”) Frontier Markets Index, certain countries in the MSCI Emerging Markets Index, and certain other countries that are not included in those indices, as described in the Fund’s Prospectus.

2. Securities Lending

The Fund participates in a securities lending program, providing for the lending of equity securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company serves as the securities lending agent. The Fund receives cash as collateral in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in the State Street Navigator Securities Lending Government Money Market Portfolio. The valuation of collateral is discussed in “Investment Valuations” in Note 3 of the Additional Information Associated with the Schedule of Investments. When the Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. The Fund also is subject to the risks associated with the investments of cash collateral received from the borrower. Cash collateral received as part of the Fund’s securities lending program and invested in the State Street Navigator Securities Lending Government Money Market Portfolio as of May 31, 2018 was $6,426,416. The value of securities loaned at May 31, 2018 was $6,036,808.

3. Fair Value Measurements Discussion and Disclosure

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Trustees”). The Trustees have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Trustees. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

Securities held in the Fund may be listed on foreign exchanges that do not value their listed securities at the same time the Fund calculates its NAV. Most foreign markets close well before the Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Fund has retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America (“GAAP”), and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

In May 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Unit (or Its Equivalent), modifying ASC 820. Under the modifications, investments in private investment funds valued at net asset value are no longer included in the fair value hierarchy. For the period ended May 31, 2018, the Fund had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. The Fund did not hold any Level 3 securities as of May 31, 2018.

The following is a summary of the inputs used, as of May 31, 2018, in valuing the Fund’s assets:

BMO LGM Frontier Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$5,462,959	$—	$—	$5,462,959
Bangladesh	—	2,371,751	—	2,371,751
Botswana	2,374,207	—	—	2,374,207
Colombia	1,337,727	—	—	1,337,727
Costa Rica	4,397,575	—	—	4,397,575
Croatia	0	—	—	0
Egypt	—	16,339,400	—	16,339,400
Georgia	4,676,630	464,114	—	5,140,744
Ghana	1,581,490	—	—	1,581,490
Kenya	—	5,425,265	—	5,425,265
Mauritius	—	3,359,886	—	3,359,886
Nigeria	1,494,500	4,357,643	—	5,852,143
Pakistan	—	7,760,784	—	7,760,784
Peru	10,290,967	—	—	10,290,967
Philippines	—	1,378,532	—	1,378,532
Puerto Rico	5,027,080	—	—	5,027,080
Senegal	6,427,227	—	—	6,427,227
South Africa	—	5,655,150	—	5,655,150
Sri Lanka	—	2,764,177	—	2,764,177
Tanzania (United Republic Of)	6,249,223	—	—	6,249,223
Tunisia	—	1,014,737	—	1,014,737
Turkey	—	3,548,169	—	3,548,169
United Arab Emirates	—	3,300,532	—	3,300,532
United States	3,912,184	—	—	3,912,184
Vietnam	—	6,668,344	—	6,668,344
Zimbabwe	—	4,002,408	—	4,002,408
Participation Notes	1,229,643	—	—	1,229,643
Short-Term Investments	10,202,049	—	—	10,202,049

Total	$64,663,461	$68,410,892	$—	$133,074,353

It is the Fund’s policy to recognize transfers between category levels at the end of the period. As described above, the Fund has retained an independent pricing service to fair value foreign equity securities for events occurring after the close of the market in which the security is principally traded. These valuations resulted in transfers between categorization levels at May 31, 2018.

The following is a reconciliation of transfers between category levels from August 31, 2017 to May 31, 2018:

Transfers into Level 1	$—	Transfers into Level 1	$—
Transfers out of Level 1	(49,735,299)	Transfers out of Level 1	—

Net transfers into Level 1	$(49,735,299)	Net transfers into Level 1	$—

Transfers into Level 2	$49,735,299	Transfers into Level 3	$—
Transfers out of Level 2	—	Transfers out of Level 3	—

Net transfers out of Level 2	$49,735,299	Net transfers out of Level 3	$—

4. Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of May 31, 2018 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security/Fund Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Cash Sweep Investments in BMO Institutional Prime Money Market Fund, Premier Class, 1.819%
BMO LGM Frontier Markets Equity Fund	$—	$7,280,170	$3,505,524	$783	$204	$3,775,633	$10,252	$—

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended November 30, 2017 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO LGM Frontier Markets Equity Fund

/s/ John M. Blaser
By: John M. Blaser
President
July 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser
President
(Principal Executive Officer)
July 25, 2018

/s/ Timothy M. Bonin
By: Timothy M. Bonin
Treasurer
(Principal Executive Officer)
July 25, 2018